MIDCAP FUND SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

		Shares	Value
COMMON STOCKS - 99.6%			$54,142,636
(COST $44,238,493)

Communication Services - 4.8%			2,584,376
Entertainment - 4.0%
Take-Two Interactive Software, Inc. (a)		6,345	932,271
Warner Bros. Discovery, Inc. (a)		142,945	1,256,487
Media - 0.8%
Paramount Global Class B		35,835	395,618

Consumer Discretionary - 10.6%			5,776,228
Distributors - 2.2%
LKQ Corp.		17,090	893,636
Pool Corp.		775	308,543
Hotels, Restaurants & Leisure - 0.7%
Noodles & Co. (a)		155,487	390,272
Household Durables - 1.8%
Newell Brands, Inc.		43,251	324,383
TopBuild Corp. (a)		1,655	665,939
Leisure Products - 2.6%
Hasbro, Inc.		5,600	281,624
Mattel, Inc. (a)		14,780	291,166
Topgolf Callaway Brands Corp. (a)		56,655	806,767
Specialty Retail - 1.8%
Chewy, Inc. Class A (a)		39,635	699,161
Duluth Holdings Inc. Class B (a)		60,725	289,051
Textiles, Apparel & Luxury Goods - 1.5%
Levi Strauss & Co. Class A		16,000	290,720
Skechers U.S.A., Inc. Class A (a)		8,655	534,966

Consumer Staples - 6.3%			3,434,642
Consumer Staples Distribution - 4.2%
Performance Food Group Co. (a)		14,560	1,117,771
Walgreens Boots Alliance, Inc.		55,345	1,176,635
Food Products - 1.0%
Tyson Foods, Inc. Class A		10,200	553,248
Household Products - 1.1%
Energizer Holdings, Inc.		20,560	586,988

Energy - 2.9%			1,569,849
Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp.		5,590	226,563
Cheniere Energy, Inc.		4,700	729,440
Pioneer Natural Resources Co.		2,610	613,846

Financials - 20.6%			11,207,002
Banks - 7.3%
Associated Banc-Corp		36,708	764,995
Citizens Financial Group, Inc.		15,920	499,729
New York Community Bancorp, Inc.		158,901	761,136
PNC Financial Services Group, Inc.		4,330	637,376
Truist Financial Corp.		14,431	504,796
Zions Bancorporation, N.A.		20,210	796,880
Capital Markets - 4.9%
Intercontinental Exchange, Inc.		2,220	307,292
Northern Trust Corp.		11,210	920,677
State Street Corp.		7,045	519,428
The Charles Schwab Corp.		13,805	921,898
Consumer Finance - 4.5%
Bread Financial Holdings Inc.		32,375	1,239,315
Discover Financial Services		9,889	1,193,602
Financial Services - 2.5%
Fiserv, Inc. (a)		5,628	840,092
PayPal Holdings, Inc. (a)		8,900	537,026
Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Annaly Capital Management, Inc.		39,956	762,760

Health Care - 12.4%			6,736,431
Biotechnology - 3.0%
Exact Sciences Corp. (a)		11,465	659,581
Neurocrine Biosciences, Inc. (a)		7,625	994,300
Health Care Equipment & Supplies - 1.0%
Accelerate Diagnostics, Inc. (a)		10,390	10,235
Teleflex Inc.		2,340	521,329
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)		5,285	441,033
AMN Healthcare Services, Inc. (a)		7,875	443,126
Henry Schein, Inc. (a)		3,725	284,851
Premier, Inc. Class A		24,030	501,266
Pharmaceuticals - 5.4%
Bausch Health Cos., Inc. (a)		52,380	491,848
Green Thumb Industries Inc. (a)		48,150	604,282
Jazz Pharmaceuticals PLC (a)		6,670	793,063
Viatris Inc.		80,155	991,517

Industrials - 16.7%			9,099,397
Building Products - 2.3%
A.O. Smith Corp.		8,290	687,241
The AZEK Co. Inc. (a)		11,715	563,609
Commercial Services & Supplies - 1.0%
Steelcase Inc. Class A		39,045	536,478
Construction & Engineering - 2.2%
MasTec, Inc. (a)		8,090	610,471
Willscot Mobile Mini Holdings Corp. (a)		12,591	601,220
Electrical Equipment - 2.7%
Generac Holdings Inc. (a)		7,395	832,011
Regal Rexnord Corp.		3,715	637,085
Machinery - 5.8%
Hillenbrand, Inc.		10,565	502,366
Kornit Digital Ltd. (a)		66,645	1,198,944
Mueller Water Products, Inc. Class A		28,225	438,899
SPX Technologies, Inc. (a)		2,680	314,069
Xylem, Inc.		5,644	717,070
Professional Services - 2.7%
Equifax Inc.		2,225	608,738
SS&C Technologies Holdings, Inc.		13,350	851,196

Information Technology - 14.1%			7,637,919
Communications Equipment - 4.1%
Calix, Inc. (a)		27,100	944,977
Lumentum Holdings Inc. (a)		13,915	674,460
Viavi Solutions Inc. (a)		61,001	582,560
Electronic Equipment, Instruments & Components - 3.0%
Coherent Corp. (a)		17,500	1,040,900
Keysight Technologies, Inc. (a)		3,955	610,257
Semiconductors & Semiconductor Equipment - 5.7%
Infineon Technologies A.G. ADR		22,420	809,138
Marvell Technology, Inc.		13,725	983,534
NXP Semiconductors N.V.		5,115	1,277,369
Technology Hardware, Storage & Peripherals - 1.3%
Pure Storage, Inc. Class A (a)		13,575	714,724

Materials - 3.5%			1,900,331
Containers & Packaging - 2.6%
Berry Global Group, Inc.		8,665	504,390
O-I Glass, Inc. (a)		53,765	909,704
Metals & Mining - 0.9%
Freeport-McMoRan Inc.		12,860	486,237

Real Estate - 6.8%			3,696,960
Diversified REITs - 0.7%
Global Net Lease, Inc.		51,295	369,837
Health Care REITs - 0.9%
Omega Healthcare Investors, Inc.		14,760	459,331
Hotel & Resort REITs - 2.4%
Host Hotels & Resorts Inc.		32,125	666,272
Park Hotels & Resorts Inc.		39,100	649,060
Office REITs - 1.1%
Alexandria Real Estate Equities, Inc.		4,985	621,779
Real Estate Management & Development - 1.7%
Colliers Int'l. Group Inc.		5,375	624,736
FirstService Corp.		1,855	305,945

Utilities - 0.9%			499,501
Electric Utilities - 0.9%
Xcel Energy, Inc.		9,480	499,501

SHORT-TERM INVESTMENTS - 0.2%			100,000
(COST $100,000)

Money Market Funds - 0.2%			100,000
First American Government Obligations Fund Class X, 5.23% (b)		100,000	100,000

TOTAL INVESTMENTS - 99.8% (COST $44,338,493)			54,242,636

NET OTHER ASSETS AND LIABILITIES - 0.2%			111,676

NET ASSETS - 100.0%			$54,354,312

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 29, 2024.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$2,584,376	$–	$–	$2,584,376
Consumer discretionary	5,776,228	–	–	5,776,228
Consumer staples	3,434,642	–	–	3,434,642
Energy	1,569,849	–	–	1,569,849
Financials	11,207,002	–	–	11,207,002
Health care	6,736,431	–	–	6,736,431
Industrials	9,099,397	–	–	9,099,397
Information technology	7,637,919	–	–	7,637,919
Materials	1,900,331	–	–	1,900,331
Real Estate	3,696,960	–	–	3,696,960
Utilities	499,501	–	–	499,501
Total common stocks	54,142,636	–	–	54,142,636
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$54,242,636	$–	$–	$54,242,636

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 29, 2024.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 29, 2024

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.